Fair Value Quantitative And Qualitative Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Fair Value Measurement of Asset and Liability
The following tables show the hierarchy in the Bank’s financial asset and liability fair value measurement, as of December 31, 2020 and 2019:
CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2020

Item	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	25,422,664
Financial institutions and Correspondents	104,539,560
Other	5,262
Debt securities at fair value through profit or loss			54,982,465	54,604,015	6	378,444
Derivative instruments			989,478		7,232	982,246
Repo transactions
Central Bank of the Argentine Republic	39,421,705
Other financial assets	18,280,848		605,442	579,263		26,179
Loans and other financing
To the non-financial government Sector	3,614,614
Other financial institutions	1,824,600
To the non-financial private sector and foreign residents
Overdrafts	17,611,869
Documents	27,339,195
Mortgage loans	25,410,608
Pledge loans	3,325,554
Personal loans	70,258,760
Credit cards	64,266,490
Financial leases	118,562
Other (1)	43,650,943
Other debt securities	31,113,789	178,005,144		115,417,483	62,587,661
Financial assets delivered as guarantee	13,596,610	695,748		695,748
Equity Instruments at fair value through profit or loss			5,218,299	9,855		5,208,444

TOTAL FINANCIAL ASSETS	489,801,633	178,700,892	61,795,684	171,306,364	62,594,899	6,595,313

FINANCIAL LIABILITIES
Deposits
From the non-financial government sector	73,565,424
From the financial sector	696,415
From the non-financial private sector and foreign residents
Checking accounts	65,401,102
Savings accounts	138,844,482
Time deposits and Investment accounts	181,767,558
Other	28,466,382
Derivative instruments			230	230
Repo transactions
Other financial institutions	618,572
Other financial liabilities	49,215,887
Financing received from Central Bank and other financial entities	919,103
Issued corporate bonds	4,926,901
Subordinated corporate bonds	34,300,292

TOTAL FINANCIAL LIABILITIES	578,722,118		230	230

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2019

Item	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	26,563,255
Financial institutions and Correspondents	110,498,075
Other	5,100
Debt securities at fair value through profit or loss			7,725,991	6,543,684	72,681	1,109,626
Derivative instruments			838,493	43,012	25,991	769,490
Repo transactions
Other financial entities	1,481,096
Other financial assets	7,889,031		502,535	471,221		31,314
Loans and other financing
To the non-financial government Sector	8,781,948
Other financial institutions	5,380,555
To the non-financial private sector and foreign residents
Overdrafts	56,276,823
Documents	28,085,343
Mortgage loans	28,053,169
Pledge loans	5,536,821
Personal loans	77,326,738
Credit cards	57,392,877
Financial leases	312,495
Other (1)	33,584,820
Other debt securities	24,004,210	63,824,735		50,355,730	13,469,005
Financial assets delivered as guarantee	14,530,739
Equity Instruments at fair value through profit or loss			3,562,427	12,842		3,549,585

TOTAL FINANCIAL ASSETS	485,703,095	63,824,735	12,629,446	57,426,489	13,567,677	5,460,015

FINANCIAL LIABILITIES
Deposits
From the non-financial government sector	23,906,675
From the financial sector	427,702
From the non-financial private sector and foreign residents
Checking accounts	54,625,032
Savings accounts	123,517,591
Time deposits and Investment accounts	144,401,841
Other	10,987,601
Derivative instruments			1,046,556		1,046,556
Repo transactions
Other financial institutions	1,364,825
Other financial liabilities	30,181,836
Financing received from Central Bank and other financial entities	3,057,451
Issued corporate bonds	7,521,820
Subordinated corporate bonds	33,098,040

TOTAL FINANCIAL LIABILITIES	433,090,414		1,046,556		1,046,556

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets and liabilities recognized at fair value categorized as level 3:

	As of December 31, 2020
Description	Debt securities	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments
Amount at the beginning	1,109,626	31,314	3,549,583	769,490
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	207,791	9,472	2,609,737	417,029
Recognition and derecognition	(791,555)	(6,506)	17,111
Monetary effects	(147,418)	(8,101)	(967,987)	(204,273)

Amount at end of the fiscal year	378,444	26,179	5,208,444	982,246

	As of December 31, 2019
Description	Debt securities	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments
Amount at the beginning	2,703,786	190,929	95,095
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	885,411	18,737	328,662
Recognition and derecognition	(1,706,169)	(143,266)	4,372,702	769,490
Monetary effects	(773,402)	(35,086)	(1,246,876)

Amount at end of the fiscal year	1,109,626	31,314	3,549,583	769,490

(1)	Profit and loss are recorded in “Net gain from measurement of financial instruments at fair value”.

Summary of Sensitivity Analysis Related to WACC

Prisma Medios de Pago SA equity (49%) + minority discount
(9.09%) – US$ millions
g (terminal value growth – annual)

		2.00%	3.00%	4.00%
	97.5%	370.9	391.8	416.5
WACC	100%	366.2	386.8	411.1
	102.5%	361.7	381.9	405.9

Summary of Sensitivity Analysis Related to Put Option Per Share
Below is disclosed the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price:
Sensibility - US$
Volatility

		10.0%	12.0%	15.0%
	95%	1.08	1.16	1.26
EBITDA	100%	1.26	1.31	1.42
	105%	1.43	1.48	1.58

Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation
The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of the main of debt securities of financial trusts for which the Bank uses an internal model.

	Fair value of			Range of inputs
	Level 3 Assets	Valuation	Significant unobservable	12/31/2020
	12/31/2020	Technique	inputs	Range of inputs
				Low	High	Unit
Debt Securities of Financial Trusts Provisional	376,090	Income approach (discounted cash flow)	Discount rate in pesos	43.84	47.60		%

	Fair value of			Range of inputs
	Level 3 Assets	Valuation	Significant unobservable	12/31/2019
	12/31/2019	Technique	inputs	Range of inputs
Debt Securities of Financial Trusts	259,482	Income approach (discounted cash flow)	Discount rate in pesos	48.50	74.06	%
Debt Securities of Financial Trusts Provisional	847,773	Income approach (discounted cash flow)	Discount rate in pesos	39.27	44.97	%

Summary of Effect of Changing the Significant Unobservable Inputs
The table below describes the effect of changing the significant unobservable inputs to reasonable possible alternatives. Sensitivity data were calculated using a number of techniques including analyzing price dispersion of different price sources, adjusting model inputs to analyze changes within the fair value methodology.

	12/31/2020		12/31/2019
	Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
Debt Securities of Financial Trusts			5,654	(5,000)
Debt Securities of Financial Trusts Provisional	450	(439)	1,083	(1,057)

Summary of Comparison between Fair Value and the Carrying Amount of Financial Instruments
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2020 and 2019:

	12/31/2020
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial assets
Cash and deposits in banks	129,967,486	129,967,486			129,967,486
Repo transactions	39,421,705	39,421,705			39,421,705
Other financial assets	18,280,848	18,280,848			18,280,848
Loans and other financing	257,421,195			239,959,333	239,959,333
Other debt securities	31,113,789	10,559,766	22,210,308	148,327	32,918,401
Financial assets delivered as guarantee	13,596,610	13,596,610			13,596,610

	489,801,633	211,826,415	22,210,308	240,107,660	474,144,383

Financial liabilities
Deposits	488,741,363	243,062,751		245,400,493	488,463,244
Repo transactions	618,572	618,572			618,572
Other financial liabilities	49,215,887	47,879,138	1,331,299		49,210,437
Financing received from the BCRA and other financial entities	919,103	323,872	585,643		909,515
Issued corporate bonds	4,926,901		4,120,798		4,120,798
Subordinated corporate bonds	34,300,292		29,103,736		29,103,736

	578,722,118	291,884,333	35,141,476	245,400,493	572,426,302

	12/31/2019
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial assets
Cash and deposits in banks	137,066,430	137,066,430			137,066,430
Repo transactions	1,481,096	1,481,096			1,481,096
Other financial assets	7,889,031	7,889,031			7,889,031
Loans and other financing	300,731,589	424,388		264,176,063	264,600,451
Other debt securities	24,004,210	2,127,361	22,652,005	1,660,974	26,440,340
Financial assets delivered as guarantee	14,530,739	13,064,394			13,064,394

	485,703,095	162,052,700	22,652,005	265,837,037	450,541,742

	12/31/2019
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial liabilities
Deposits	357,866,442	200,293,229		157,881,650	358,174,879
Repo transactions	1,364,825	1,364,825			1,364,825
Other financial liabilities	30,181,836	28,680,171	1,489,374		30,169,545
Financing received from the BCRA and other financial entities	3,057,451	2,501,414	481,284		2,982,698
Issued corporate bonds	7,521,820		1,878,785	3,619,745	5,498,530
Subordinated corporate bonds	33,098,040		24,967,325		24,967,325

	433,090,414	232,839,639	28,816,768	161,501,395	423,157,802